Prepayments - Summary of Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments of inventory components	$ 393,788	$ 753,973
Prepaid general and administrative expenses	1,307,000	1,105,824
Total	$ 1,700,788	$ 1,859,797